Angel Oak Mortgage Trust 2024-5 ABS-15G

Exhibit 99.21

Loan Number (Selling Lender)	Loan Number (Purchasing Lender)	Data Field	Tape Data	IB Review Value	Discrepancy Comments
202405736	XXX	Original Loan to Value	XXX	XXX	LTV/CLTV is XXX based on Appraisal Value XXX Tape value is XXX and appears to be a rounding issue.
202405736	XXX	Original Combined Loan to Value	XXX	XXX	LTV/CLTV is XXX based on Appraisal Value XXX Tape value is XXX and appears to be a rounding issue.
202405736	XXX	Investor DTI (DSCR Ratio)	XXX	XXX	Review DSCR is XXX or XXX Tape value reflects XXX thus no material variance.
202405737	XXX	Total Debt to Income Ratio	XXX	XXX	Review DTI XXX Lender DTI XXX Review variance is less than XXX and considered non-material.